Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 10,889,421	$ 9,956,426
Lux [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	1,262,532	251,440
United Kingdom [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,600,761	4,774,320
Argentina [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,673,592	4,930,666
United States [Member]
Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 352,536